Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2022
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

Siyata Mobile Inc. (“Siyata” or the “Company”) was incorporated under the Business Corporations Act, British Columbia on October 15, 1986. The Company’s shares are listed on NASDAQ under the symbol SYTA and warrants issued on September 29, 2020, are traded under the symbol SYTAW. The Company’s principal activity is the sale of vehicle-mounted, cellular-based communications platforms over advanced mobile networks and cellular booster systems. The registered and records office is located at 2200 - 885 West Georgia Street, Vancouver, BC V6C 3E8.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business rather than a process of forced liquidation. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of $15,299,251 during the year ended December 31, 2022 (2021- net loss of $23,625,542), and, as of that date, the Company’s total deficit was $77,818,663 (2021 - $62,519,412). The Company’s continuation as a going concern is dependent upon the success of the Company’s sale of inventory, the existing cash flows, and the ability of the Company to obtain additional debt or equity financing, all of which are uncertain. These material uncertainties raise substantial doubt on the Company’s ability to continue as a going concern.

The Company has received a notice from NASDAQ that the Company is in default of maintaining a minimum bid price of $1.00 per share. In the event this is not rectified by August 21, 2023, the Company will be de-listed from NASDAQ exchange.